Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Composition of Financial Assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Fair value of derivatives financial instruments	340	—
Non-current secured notes at FVTPL	4,208	3,938
Other non-current financial assets	1,262	1,503
Other non-current financial assets	5,810	5,441

Fair value of derivatives financial instruments	1,941	711
Current financial assets - interests receivable	248	618
Financial receivables - rent to buy agreement	8,589	—
Other current financial assets	10,778	1,329

Other Financial Assets	16,588	6,770

Summary of Analysis of Derivative Assets and Liabilities

The following table sets further the analysis of derivative assets and liabilities at December 31, 2025 and December 31, 2024.

	At December 31,		At December 31,
	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	340	340	—	—

Current financial assets
Foreign exchange forward contracts - trading derivatives	1,617	1,617	—	—
Foreign exchange forward contracts - hedging instruments	167	167	—	—
Interest Rate Swap - hedging instruments	158	158	711	711

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(208)	(208)	(642)	(642)

Current financial liabilities
Interest Rate Swap - hedging instruments	(592)	(592)	(348)	(348)
Foreign exchange forward contracts - trading derivatives	—	—	(1,660)	(1,660)
Foreign exchange forward contracts - hedging instruments	—	—	(1,412)	(1,412)